Document and Entity Information	Jan. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 05, 2026
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Incorporation State Country Code	PA
Entity File Number	0-28364
Entity Tax Identification Number	23-2828306
Entity Address Address Line 1	717 Main Street
Entity Address City Or Town	Honesdale
Entity Address State Or Province	PA
Entity Address Postal Zip Code	18431
City Area Code	570
Local Phone Number	253-1455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	NWFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On January 5, 2026, Norwood Financial Corp (“Norwood”) completed its previously announced acquisition of PB Bankshares, Inc. (“PB Bankshares”) and its wholly owned subsidiary, Presence Bank, pursuant to the Agreement and Plan of Merger, dated July 7, 2025, by and among Norwood, Wayne Bank, PB Bankshares and Presence Bank.On January 5, 2026, the Company filed a Current Report on Form 8-K reporting the completion of the Merger (the “Original Report”). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission (the “Commission”) solely to amend and supplement item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 makes no other amendments to the Original Report.
Entity Central Index Key	0001013272